Investments in Real Estate (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Asset Acquisition [Table Text Block]

Land	$9,248
Building and Improvements	78,523
In-Place Leases	25,595
Cash	64,355
Other Assets	154
Security Deposits Payable	(1,658)
Tenant Improvements Payable	(4,384)
Accounts Payable, Accrued Expenses and Other Liabilities	(2,015)

Total purchase price, including transaction costs	$169,818

Schedule of Real Estate Properties [Table Text Block]

Tenant	Market	Closing Date	Real Estate	In-Place Lease Costs	Allocated Transaction Costs	Total
Trulieve	Pennsylvania	March 17, 2021	$28,225	$12,098	$777	$41,100
Columbia Care	Massachusetts	March 17, 2021	13,565	4,042	339	17,946
Columbia Care	Illinois	March 17, 2021	11,146	3,047	274	14,467
Curaleaf	Connecticut	March 17, 2021	2,877	433	64	3,374
PharmaCann	Massachusetts	March 17, 2021	2,048	356	46	2,450
Curaleaf	Arkansas	March 17, 2021	2,117	314	47	2,478
Curaleaf	Ohio	March 17, 2021	3,290	571	74	3,935
Curaleaf	Illinois	March 17, 2021	1,701	252	38	1,991
Curaleaf	Illinois	March 17, 2021	3,298	564	74	3,936
Columbia Care	Illinois	March 17, 2021	1,192	202	27	1,421
Curaleaf	North Dakota	March 17, 2021	2,133	348	48	2,529
Columbia Care	Massachusetts	March 17, 2021	2,276	366	51	2,693
Curaleaf	Illinois	March 17, 2021	1,005	174	23	1,202
PharaCann	Massachusetts	March 17, 2021	1,597	268	36	1,901	(1)
Curaleaf	Pennsylvania	March 17, 2021	2,185	362	49	2,596
PharmaCann	Pennsylvania	March 17, 2021	1,289	251	30	1,570
Columbia Care	California	March 17, 2021	3,703	1,051	92	4,486
Curaleaf	Pennsylvania	March 17, 2021	1,881	314	42	2,237
Curaleaf	Illinois	March 17, 2021	583	97	13	693

Subtotal of Merged properties			86,111	25,110	2,144	113,365
Mint	Massachusetts	April 1, 2021	1,600		—	1,600
Mint	Arizona	June 24, 2021	2,715		—	2,715	(2)

Revolutionary	Massachusetts	June 30, 2021	42,275		577	42,852	(3)

Total			$132,701	$25,110	$2,721	$160,532

Tenant	Market	Closing Date	Real Estate	Costs	Total
Acreage	Pennsylvania	October 24, 2019	$9,823	$336	$10,159
Acreage	Massachusetts	October 24, 2019	9,682	106	9,788
Acreage	Connecticut	October 30, 2019	800	126	926
Cresco Labs	Illinois	December 11, 2019	50,000	678	50,678	(1)
Curaleaf	Florida	August 4, 2020	53,763	1,237	55,000

			$124,068	$2,483	$126,551

(1)	Includes $ 10 million of tenant improvements which have been fully funded a s of June 30, 2021.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Year	Amortization Expenses
2021 (six months ending December 31)	$1,006
2022	2,013
2023	2,013
2024	2,013
2025	2,013
Thereafter	15,950

Total	$25,008

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Table Text Block]

Year	Contractual Minimum Rent
2021 (six months ending December 31)	$16,202
2022	34,966
2023	36,793
2024	37,746
2025	38,725
Thereafter	442,813

Total	$607,245